Basis of Presentation, Organization and Other Matters (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss attributable to common shareholders	$ 114,313	$ 155,705	$ 77,529	$ 87,109	$ 55,339	$ (54,452)
Cash and cash equivalents	$ 3,076,120	$ 616,242	3,076,120	616,242	893,598	326,561	$ 228,790
Working capital deficiency					2,666,448
Net Cash Provided by Operating Activities			$ 825,017	$ 380,958	$ 1,110,679	$ 799,666